Derivatives and fair value measurements - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Derivative duration	15 years
Bank's option exercise date	Mar. 31, 2016
Derivative assets gross	$ 182	$ 1,485
Derivative liabilities gross	$ 185	$ 266
Fuel pricing contracts metric tons	2,636,768	1,015,338